Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Fair Value of the Preferred Investment Options	12 Months Ended
Dec. 31, 2022 $ / shares
Original [Member]
Schedule of Fair Value of the Preferred Investment Options [Line Items]
Exercise price (in Dollars per share)	$ 6.65
Term (years)	3 years 8 months 1 day
Expected stock price volatility	116.20%
Risk-free rate of interest	3.16%
Exchanged [Member]
Schedule of Fair Value of the Preferred Investment Options [Line Items]
Exercise price (in Dollars per share)	$ 2.546
Term (years)	5 years
Expected stock price volatility	120.20%
Risk-free rate of interest	2.98%